ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees			¥ 472,101		¥ 472,269
Payable to financial institution partners			347,313		422,423
Accrued payroll and welfare			317,612		409,216
Payable for third-party service fee			341,097		298,411
Payable to shareholder of non-controlling interests			303,407		296,617
Dividend payable			230,095		276,991
Lease liabilities			37,535		25,779
Others			68,197		56,623
Total	¥ 2,267,693	$ 318,787	¥ 2,117,357	$ 316,113	¥ 2,258,329
Principal amount of loan	¥ 90,000